Financial risk management activities - Fair value of financial instruments (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 1,919	$ 1,931	$ 3,480
Fair value	$ 2,043	$ 2,131	$ 3,477